TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities
Trade payables	$ 558	$ 566	$ 432
Accruals	193	141	128
Derivative financial liabilities	0	0	15
Other financial liabilities	0	20	0
Non financial liabilities
Employee related payables	165	137	114
Other payables	85	93	83
Total trade and other payables	$ 1,001	$ 957	$ 772